Purchase-leaseback Transactions - Additional Information (Detail) (Purchase-leaseback transactions, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011 Property
Purchase-leaseback transactions
Purchase Leaseback Transactions [Line Items]
Number of containers purchased		25,200
Total purchase price		$ 29,027
Deferred revenue related to purchase-leaseback transactions	$ 1,039	$ 7,381